Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income of the Company's Reportable Segments
The following table provides summary financial information by segment for the years ended December 31, 2023, 2022 and 2021:

	Testing, Inspection and Certification		Software and Advisory	Total Segments	Corporate	Total
(in millions)	Industrial	Consumer
2023
Revenue	$1,146	$1,172	$360	$2,678	$—	$2,678
Operating income	308	45	15	368	—	368
Depreciation and amortization	38	75	41	154	—	154
Capital expenditures	56	52	39	147	68	215
2022
Revenue	$1,044	$1,128	$348	$2,520	$—	$2,520
Operating income	286	101	25	412	—	412
Depreciation and amortization	32	66	37	135	—	135
Capital expenditures	19	55	19	93	71	164
2021
Revenue	$1,051	$1,138	$328	$2,517	$—	$2,517
Operating income (loss)	244	50	(7)	287	—	287
Depreciation and amortization	33	70	39	142	—	142
Capital expenditures	13	47	23	83	24	107
Revenue and operating income of the Company’s segments were as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Revenue
Industrial	$609	$562
Consumer	608	584
Software and Advisory	183	172
Total revenue	$1,400	$1,318

Operating income
Industrial	$160	$154
Consumer	55	36
Software and Advisory	2	2
Total operating income	$217	$192

Schedule of Revenue by Major Geographic Region and Summary of Long-Lived Assets
Revenue by major geographic region based on the location of the Company’s customers was as follows for the years ended December 31:

(in millions)	2023	2022	2021
United States	$1,117	$1,051	$1,027
China(a)	632	608	607
Asia Pacific	346	335	345
Europe, Middle East and Africa	474	429	437
Other Americas	109	97	101
Total	$2,678	$2,520	$2,517
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(a)Represents revenue from Greater China - mainland China, Hong Kong and Taiwan.
The following table provides a summary of long-lived assets, excluding financial instruments and tax assets, classified by major geographic region as of December 31:

(in millions)	2023	2022
United States	$327	$260
China(a)	127	139
Asia Pacific	119	106
Europe, Middle East and Africa	101	107
Other Americas	32	25
Total	$706	$637
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(a)Represents long-lived assets from Greater China - mainland China, Hong Kong and Taiwan.